Goodwill and Intangible Assets Goodwill - Additional Information (Details) $ in Millions		3 Months Ended						6 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) goodwill_reporting_unit	Dec. 28, 2019 USD ($) goodwill_reporting_unit	Jun. 29, 2019 USD ($)	Mar. 30, 2019 USD ($) goodwill_reporting_unit	Dec. 29, 2018 USD ($) goodwill_reporting_unit	Jun. 30, 2018 USD ($)	Jul. 01, 2017 USD ($)	Jun. 29, 2019	Dec. 28, 2019 USD ($) goodwill_reporting_unit	Dec. 29, 2018 USD ($) goodwill_reporting_unit	Dec. 30, 2017 USD ($)
Goodwill [Line Items]
Number of reporting units | goodwill_reporting_unit				19					19
Goodwill		$ 35,546			$ 36,503				$ 35,546	$ 36,503
Impairment losses					$ 6,900				1,197	$ 7,008	$ 0
Number of reporting units, impairment recognized | goodwill_reporting_unit					5					5
Number of reporting units, no impairment recognized | goodwill_reporting_unit					2					2
Goodwill, impaired, accumulated impairment loss		(8,200)							(8,200)
United States
Goodwill [Line Items]
Goodwill		29,601			$ 29,597				29,601	$ 29,597
Impairment losses									118
International
Goodwill [Line Items]
Goodwill		$ 3,401			$ 4,468				3,401	$ 4,468
Impairment losses							$ 49		$ 1,079
Reporting Unit, Goodwill Balance Held
Goodwill [Line Items]
Number of reporting units | goodwill_reporting_unit									11
Reporting Unit, Fair Value Below Carrying Amount
Goodwill [Line Items]
Number of reporting units | goodwill_reporting_unit		3		3						7
Impairment losses		$ 453		$ 620
EMEA East | International
Goodwill [Line Items]
Goodwill				144
Impairment losses				286
BRAZIL | International
Goodwill [Line Items]
Impairment losses				205
Latin America Exports | International
Goodwill [Line Items]
Goodwill		195		297					$ 195
Impairment losses		96		$ 129
U.S. Refrigerated | United States
Goodwill [Line Items]
Goodwill	$ 7,000
Decrease in market capitalization								25.00%
Impairment losses			$ 118
Australia and New Zealand | International
Goodwill [Line Items]
Impairment losses		357				$ 133
10% or Less
Goodwill [Line Items]
Number of reporting units | goodwill_reporting_unit	6
10% or Less | U.S. Grocery
Goodwill [Line Items]
Goodwill	$ 18,600
10% or Less | U.S. Foodservice
Goodwill [Line Items]
Goodwill	3,900
10% or Less | Canada Retail
Goodwill [Line Items]
Goodwill	2,100
10% or Less | Australia and New Zealand
Goodwill [Line Items]
Goodwill	370
10% or Less | Canada Food Service
Goodwill [Line Items]
Goodwill	368
10% or Less | Northeast Asia
Goodwill [Line Items]
Goodwill	$ 83
10% or Less | Northeast Asia | International
Goodwill [Line Items]
Goodwill		$ 83							$ 83
10 to 20% | Continental Europe
Goodwill [Line Items]
Number of reporting units | goodwill_reporting_unit	1
Goodwill	$ 593
20 to 50%
Goodwill [Line Items]
Goodwill	$ 2,400
In Excess of 50%
Goodwill [Line Items]
Number of reporting units | goodwill_reporting_unit	0